Net Loss Per Share Attributable to Common Stockholders - Summary of Outstanding Potentially Dilutive Securities Were Excluded from Computation of Diluted Net Loss Per Share (Detail) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Potentially Dilutive Securities Outstanding [Line Items]
Antidilutive securities excluded from computation of earnings per share	4,751,842	11,573,568	4,751,842	11,573,568
Convertible Preferred Stock
Potentially Dilutive Securities Outstanding [Line Items]
Antidilutive securities excluded from computation of earnings per share		10,313,808		10,313,808
Predecessor Company
Potentially Dilutive Securities Outstanding [Line Items]
Antidilutive securities excluded from computation of earnings per share					11,592,869,000	10,391,812,000
Predecessor Company | Series A Convertible Preferred Stock
Potentially Dilutive Securities Outstanding [Line Items]
Antidilutive securities excluded from computation of earnings per share					9,297,081,000	9,297,081,000
Predecessor Company | Series B Convertible Preferred Stock
Potentially Dilutive Securities Outstanding [Line Items]
Antidilutive securities excluded from computation of earnings per share					1,016,727,000
Warrants to Purchase Convertible Preferred Stock | Predecessor Company
Potentially Dilutive Securities Outstanding [Line Items]
Antidilutive securities excluded from computation of earnings per share					61,292,000
Common Stock Subject to Repurchase
Potentially Dilutive Securities Outstanding [Line Items]
Antidilutive securities excluded from computation of earnings per share	253	53,070	253	53,070
Common Stock Subject to Repurchase | Predecessor Company
Potentially Dilutive Securities Outstanding [Line Items]
Antidilutive securities excluded from computation of earnings per share					34,024,000	229,912,000
Options Issued and Outstanding
Potentially Dilutive Securities Outstanding [Line Items]
Antidilutive securities excluded from computation of earnings per share	4,751,589	1,206,690	4,751,589	1,206,690
Options Issued and Outstanding | Predecessor Company
Potentially Dilutive Securities Outstanding [Line Items]
Antidilutive securities excluded from computation of earnings per share					1,183,745,000	864,819,000